Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of right-of-use assets
Buildings
USD in thousands
Cost:
At December 31, 2021	-
Acquisition of subsidiary	619
Additions	152
At December 31, 2022	771

Accumulated Depreciation:
At December 31, 2021	-
Acquisition of subsidiary	(92)
Charge for the year	(88)
At December 31, 2022	(180)

Carrying amount
At 31 December 2022	591

Schedule of Leases
December 31
2022
USD in thousands
Amounts recognized in profit and loss
Depreciation expense on right-of-use assets	88
Interest expense on lease liabilities	82
Expense relating to short-term leases	71

Schedule of lease liabilities
2022
USD in thousands

Year 1	148
Year 2	148
Year 3	133
Year 4	114
Year 5	118
Onwards	19
Less: unearned interest	(37)
643
Analyzed as:
Non-current	512
Current	131
643